Label	Element	Value
Huber Select Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HUBER SELECT LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Select Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Select Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Select Large Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2025, the market capitalization range was between $338.08 million and $1.01 trillion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Select Large Cap Value Fund is diversified, the Fund may hold a higher concentration on certain issuers.
The Select Large Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2024, 25.2% of the Fund’s total investments were invested in the consumer, non-cyclical sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax
		loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2025, the market capitalization range was between $338.08 million and $1.01 trillion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Select Large Cap Value Fund is diversified, the Fund may hold a higher concentration on certain issuers.The Select Large Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2024, 25.2% of the Fund’s total investments were invested in the consumer, non-cyclical sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Select Large Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Select Large Cap Value Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Select Large Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Select Large Cap Value Fund’s highest quarterly return was 14.19% for the quarter ended March 31, 2019, and the lowest quarterly return was -21.11% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Huber Select Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Select Large Cap Value Fund.
Huber Select Large Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Huber Select Large Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Select Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Huber Select Large Cap Value Fund | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Huber Select Large Cap Value Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Huber Select Large Cap Value Fund | Large-Sized Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Huber Select Large Cap Value Fund | Initial Public Offering Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Huber Select Large Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Select Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Huber Select Large Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Select Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Huber Select Large Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. Securities of companies in the same or related businesses, if comprising a significant portion of the Select Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Consumer, Non-Cyclical Risk. Consumer, non-cyclical companies are companies that provide consumer staples, for example, food and drug retailers and companies the primary lines of business of which are food, beverage, pharmaceuticals and other household items, including agricultural products. Performance of companies in the consumer, non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, changes in the price and availability of underlying commodities, rising energy prices, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer, non-cyclical sector are also affected by changes in government regulation; global economic, environmental, and political events; and economic conditions.

Huber Select Large Cap Value Fund | Sector Emphasis Risk, Consumer, Non-Cyclical Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Consumer, Non-Cyclical Risk. Consumer, non-cyclical companies are companies that provide consumer staples, for example, food and drug retailers and companies the primary lines of business of which are food, beverage, pharmaceuticals and other household items, including agricultural products. Performance of companies in the consumer, non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, changes in the price and availability of underlying commodities, rising energy prices, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer, non-cyclical sector are also affected by changes in government regulation; global economic, environmental, and political events; and economic conditions.
Huber Select Large Cap Value Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Select Large Cap Value Fund to sell these securities.
Huber Select Large Cap Value Fund | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Focus Risk. At such times the Select Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Select Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Huber Select Large Cap Value Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Huber Select Large Cap Value Fund | Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Huber Select Large Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HULIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,710
Annual Return 2015	rr_AnnualReturn2015	(5.20%)
Annual Return 2016	rr_AnnualReturn2016	10.03%
Annual Return 2017	rr_AnnualReturn2017	19.53%
Annual Return 2018	rr_AnnualReturn2018	(13.79%)
Annual Return 2019	rr_AnnualReturn2019	34.12%
Annual Return 2020	rr_AnnualReturn2020	3.47%
Annual Return 2021	rr_AnnualReturn2021	32.72%
Annual Return 2022	rr_AnnualReturn2022	(3.55%)
Annual Return 2023	rr_AnnualReturn2023	19.96%
Annual Return 2024	rr_AnnualReturn2024	15.97%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	15.97%	[5]
5 Years	rr_AverageAnnualReturnYear05	13.00%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.26%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007	[5]
Huber Select Large Cap Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[5]
1 Year	rr_AverageAnnualReturnYear01	15.72%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.77%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[5]
Huber Select Large Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	9.64%	[5]
5 Years	rr_AverageAnnualReturnYear05	10.38%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.41%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[5]
Huber Select Large Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HULEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,257
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	16.37%	[5]
5 Years	rr_AverageAnnualReturnYear05	13.38%	[5]
10 Years	rr_AverageAnnualReturnYear10	10.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2011
Huber Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HUBER SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Small Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US 2000 Value Index changes constantly, but as of January 31, 2025, the market capitalization range was between $10.29 million and $15.86 billion. Market capitalization is measured at the time of initial purchase. While the Small Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2024, 33.1% of the Fund’s total investments were invested in the financial sector.
		The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US 2000 Value Index changes constantly, but as of January 31, 2025, the market capitalization range was between $10.29 million and $15.86 billion. Market capitalization is measured at the time of initial purchase. While the Small Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2024, 33.1% of the Fund’s total investments were invested in the financial sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Small Cap Value Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Small Cap Value Fund’s highest quarterly return was 38.99% for the quarter ended December 31, 2020, and the lowest quarterly return was -35.65% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Huber Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund.
Huber Small Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Huber Small Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Huber Small Cap Value Fund | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Huber Small Cap Value Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Huber Small Cap Value Fund | Initial Public Offering Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Small Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Huber Small Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Small Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Huber Small Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Small Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Huber Small Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. •Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Huber Small Cap Value Fund | Sector Emphasis Risk, Financial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Huber Small Cap Value Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.
Huber Small Cap Value Fund | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Focus Risk. At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Huber Small Cap Value Fund | Small Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.
Huber Small Cap Value Fund | Bloomberg US 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 2000 Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	8.75%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Huber Small Cap Value Fund | Bloomberg US 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 2000 Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.01%
5 Years	rr_AverageAnnualReturnYear05	10.37%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Huber Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUSIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	0.15%	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,096
Annual Return 2015	rr_AnnualReturn2015	(13.09%)
Annual Return 2016	rr_AnnualReturn2016	14.63%
Annual Return 2017	rr_AnnualReturn2017	11.74%
Annual Return 2018	rr_AnnualReturn2018	(18.73%)
Annual Return 2019	rr_AnnualReturn2019	33.99%
Annual Return 2020	rr_AnnualReturn2020	(5.33%)
Annual Return 2021	rr_AnnualReturn2021	29.50%
Annual Return 2022	rr_AnnualReturn2022	(4.92%)
Annual Return 2023	rr_AnnualReturn2023	17.86%
Annual Return 2024	rr_AnnualReturn2024	10.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[9]
1 Year	rr_AverageAnnualReturnYear01	10.17%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.64%	[9]
10 Years	rr_AverageAnnualReturnYear10	6.26%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007	[9]
Huber Small Cap Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[9]
1 Year	rr_AverageAnnualReturnYear01	10.15%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.54%	[9]
10 Years	rr_AverageAnnualReturnYear10	6.14%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[9]
Huber Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[9]
1 Year	rr_AverageAnnualReturnYear01	6.04%	[9]
5 Years	rr_AverageAnnualReturnYear05	6.81%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.01%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%	[9]
Huber Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUSEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	none	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,659
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[9]
1 Year	rr_AverageAnnualReturnYear01	10.51%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.89%	[9]
10 Years	rr_AverageAnnualReturnYear10	6.51%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2011
Huber Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HUBER LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Large Cap Value Fund (the “Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2025, the market capitalization range was between $338.08 million and $1.01 trillion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Large Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2025, the market capitalization range was between $338.08 million and $1.01 trillion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Large Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.The Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Large Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Large Cap Value Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Large Cap Value Fund, Investor Class Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Large Cap Value Fund’s highest quarterly return was 16.85% for the quarter ended December 31, 2020, and the lowest quarterly return was -24.68% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Huber Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Large Cap Value Fund.
Huber Large Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Huber Large Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Huber Large Cap Value Fund | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Huber Large Cap Value Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Huber Large Cap Value Fund | Large-Sized Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Huber Large Cap Value Fund | Initial Public Offering Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Huber Large Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Huber Large Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Huber Large Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
Huber Large Cap Value Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Large Cap Value Fund to sell these securities.
Huber Large Cap Value Fund | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Focus Risk. At such times the Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Huber Large Cap Value Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Huber Large Cap Value Fund | Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Huber Large Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUDIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[11]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	0.15%	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,336
Annual Return 2015	rr_AnnualReturn2015	(4.71%)
Annual Return 2016	rr_AnnualReturn2016	11.99%
Annual Return 2017	rr_AnnualReturn2017	21.24%
Annual Return 2018	rr_AnnualReturn2018	(13.47%)
Annual Return 2019	rr_AnnualReturn2019	30.43%
Annual Return 2020	rr_AnnualReturn2020	(3.49%)
Annual Return 2021	rr_AnnualReturn2021	23.20%
Annual Return 2022	rr_AnnualReturn2022	(2.95%)
Annual Return 2023	rr_AnnualReturn2023	10.84%
Annual Return 2024	rr_AnnualReturn2024	21.96%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	9.30%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Huber Large Cap Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.65%
5 Years	rr_AverageAnnualReturnYear05	8.95%
10 Years	rr_AverageAnnualReturnYear10	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Huber Large Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	7.30%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%
Huber Large Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUDEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[11]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	none	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,909
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.30%
5 Years	rr_AverageAnnualReturnYear05	9.54%
10 Years	rr_AverageAnnualReturnYear10	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Huber Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HUBER MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.23%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2024, 26.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2024, 26.5% of the Fund’s total investments were invested in the financial sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart shows the annual return for the Fund’s Investor Class from year to year. The table shows how the Fund’s average annual return for the 1-year, 5-years, and since inception periods compares with a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Mid Cap Value Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual return for the 1-year, 5-years, and since inception periods compares with a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-482-3726
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Mid Cap Value Fund, Investor Class Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Mid Cap Value Fund’s highest quarterly return was 32.96% for the quarter ended December 31, 2020, and the lowest quarterly return was -34.57% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Huber Mid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Mid Cap Value Fund.
Huber Mid Cap Value Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Huber Mid Cap Value Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mid Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
Huber Mid Cap Value Fund | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Huber Mid Cap Value Fund | ADR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Huber Mid Cap Value Fund | Initial Public Offering Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Mid Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Huber Mid Cap Value Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Mid Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
Huber Mid Cap Value Fund | Value Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Value Style Investing Risk. The Mid Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Huber Mid Cap Value Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. •Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Huber Mid Cap Value Fund | Sector Emphasis Risk, Financial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Huber Mid Cap Value Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Mid Cap Value Fund to sell these securities.
Huber Mid Cap Value Fund | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Focus Risk. At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Huber Mid Cap Value Fund | Mid-Sized Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Sized Company Risk. A mid-sized company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.
Huber Mid Cap Value Fund | Bloomberg US 2500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 2500 Total Return Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Huber Mid Cap Value Fund | Bloomberg US 2500 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 2500 Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Huber Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUMDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[14]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	0.15%	[14]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%	[15]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,661
Annual Return 2016	rr_AnnualReturn2016	14.26%
Annual Return 2017	rr_AnnualReturn2017	15.04%
Annual Return 2018	rr_AnnualReturn2018	(18.40%)
Annual Return 2019	rr_AnnualReturn2019	25.70%
Annual Return 2020	rr_AnnualReturn2020	(8.18%)
Annual Return 2021	rr_AnnualReturn2021	26.51%
Annual Return 2022	rr_AnnualReturn2022	(7.12%)
Annual Return 2023	rr_AnnualReturn2023	10.57%
Annual Return 2024	rr_AnnualReturn2024	13.42%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Huber Mid Cap Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Huber Mid Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Huber Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUMEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[14]
Shareholder Servicing Plan Fee2	rr_Component1OtherExpensesOverAssets	0.10%	[14]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[15]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,353
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.67%
5 Years	rr_AverageAnnualReturnYear05	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015

[1]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.99% to 0.80%, through at least February 28, 2026. The Adviser cannot recoup these amounts. The current year expense ratio in the Financial Highlights reflects a management fee of 0.75%.
[2]	Each class of the Select Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2026 for both Distribution and Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee, and any accrual increase must first be approved by the Board of Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee for the Investor Class shares allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[3]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Select Large Cap Value Fund and do not include 0.01% that is attributed to AFFE.
[4]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Select Large Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.99% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2026, and may be terminated only by the Trust’s Board. The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
[5]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
[6]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.35% to 0.99%, through at least February 28, 2026. The Adviser cannot recoup these amounts.
[7]	Each class of the Small Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2026 for both the Distribution and Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee, and any accrual increase must first be approved by the Board of Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee for the Investor Class shares allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[8]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.28% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2026, and may be terminated only by the Trust’s Board. The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
[9]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
[10]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.75% to 0.05%, through at least February 28, 2026. The Adviser cannot recoup these amounts. The current year expense ratio in the Financial Highlights reflects a management fee of 0.00%.
[11]	Each class of the Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2026, and any accrual increase must first be approved by the Board of Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[12]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Large Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees and any other class-specific expenses) do not exceed 0.75% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2026, and may be terminated only by the Trust’s Board. The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
[13]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.00% to 0.05%, through at least February 28, 2026. The Adviser cannot recoup these amounts. The current year expense ratio in the Financial Highlights reflects a management fee of 0.00%.
[14]	Each class of the Mid Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets; however, accrual for the Institutional Class shares is currently set at 0.00% through at least February 28, 2026, and any accrual increase must first be approved by the Board of Trustees (the “Board”). The Investor Class shares may accrue up to 0.15% of the average daily net assets and the Institutional Class shares may accrue up to 0.10% of the average daily net assets of shareholder servicing fees. Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
[15]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Mid Cap Value Fund and do not include 0.01% that is attributed to AFFE.
[16]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Mid Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2026, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.